Segment Reporting (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Net revenues
Others			¥ 257,638		$ 37,108	¥ 294,200		¥ 186,091
Total net revenues	[1]		8,204,050		1,181,629	5,897,249		3,678,368
Cost of revenues	[2]		(5,103,430)		(735,047)	(3,579,744)		(1,849,149)
Gross profit / (loss)			3,100,620		446,582	2,317,505		1,829,219
Operating expenses
Research and development expenses	[2]		(675,230)		(97,253)	(548,799)		(431,188)
Sales and marketing expenses	[2]		(387,268)		(55,778)	(312,870)		(102,527)
General and administrative expenses	[2]		(482,437)		(69,485)	(358,474)		(223,019)
Goodwill impairment	[2]		(17,665)	[3]	(2,544)	(310,124)	[3]
Fair value change of contingent consideration	[2]		0		0	292,471
Total operating expenses	[2]		(1,562,600)		(225,060)	(1,237,796)		(756,734)
Gain on deconsolidation and disposal of subsidiaries			103,960		14,973
Other income			129,504		18,652	82,300		6,319
Operating income / (loss)			1,771,484		255,147	1,162,009		1,078,804
Share-based compensation			157,286		22,654	185,372		134,632
Cost of revenues [Member]
Operating expenses
Share-based compensation			15,894		2,289	23,963		18,037
Research and development expenses [Member]
Operating expenses
Share-based compensation			78,816		11,352	70,951		54,141
Sales and marketing expenses [Member]
Operating expenses
Share-based compensation			3,107		448	3,283		2,807
General and administrative expenses [Member]
Operating expenses
Share-based compensation			59,469		8,565	87,175		59,647
Live streaming [Member]
Net revenues
Total net revenues	[1]		7,027,227		1,012,131	4,539,857		2,475,379
Online games [Member]
Net revenues
Total net revenues	[1]		634,325		91,362	771,882		811,699
Membership [Member]
Net revenues
Total net revenues	[1]		284,860		$ 41,028	291,310		205,199
Huya [Member]
Net revenues
Others			4,926					0
Total net revenues			796,904			356,324		153,371
Cost of revenues			(1,094,644)			(668,493)		(258,740)
Gross profit / (loss)			(297,740)			(312,169)		(105,369)
Operating expenses
Research and development expenses			(188,334)			(152,351)		(122,570)
Sales and marketing expenses			(68,746)			(48,303)		(6,223)
General and administrative expenses			(71,325)			(33,318)		(30,201)
Goodwill impairment
Fair value change of contingent consideration
Total operating expenses			(328,405)			(233,972)		(158,994)
Gain on deconsolidation and disposal of subsidiaries
Other income
Operating income / (loss)			(626,145)			(546,141)		(264,363)
Share-based compensation			52,098			20,481		19,563
Huya [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation			5,677			2,642		1,473
Huya [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation			19,538			11,759		11,377
Huya [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation			326			655		226
Huya [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation			26,557			5,425		6,487
Huya [Member] | Live streaming [Member]
Net revenues
Total net revenues			791,978			356,324		153,371
Huya [Member] | Online games [Member]
Net revenues
Total net revenues
Huya [Member] | Membership [Member]
Net revenues
Total net revenues
100 Education [Member]
Net revenues
Others			160,727			123,774		950
Total net revenues			160,727			123,774		950
Cost of revenues			(107,972)			(126,614)		(14,062)
Gross profit / (loss)			52,755			(2,840)		(13,112)
Operating expenses
Research and development expenses			(30,521)			(36,850)		(21,071)
Sales and marketing expenses			(59,482)			(35,272)		(145)
General and administrative expenses			(35,154)			(92,070)		(1,530)
Goodwill impairment		¥ (71,390)	(13,804)	[3]		(182,089)	[3]
Fair value change of contingent consideration		¥ (73,618)				185,165
Total operating expenses			(138,961)			(161,116)		(22,746)
Gain on deconsolidation and disposal of subsidiaries
Other income
Operating income / (loss)			(86,206)			(163,956)		(35,858)
Share-based compensation			19,906			39,799		5,280
100 Education [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation			324			389		300
100 Education [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation			6,193			6,797		4,931
100 Education [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation
100 Education [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation			13,389			32,613		49
100 Education [Member] | Live streaming [Member]
Net revenues
Total net revenues
100 Education [Member] | Online games [Member]
Net revenues
Total net revenues
100 Education [Member] | Membership [Member]
Net revenues
Total net revenues
YY Live [Member]
Net revenues
Others			91,985			170,426		185,141
Total net revenues			7,246,419			5,417,151		3,524,047
Cost of revenues			(3,900,814)			(2,784,637)		(1,576,347)
Gross profit / (loss)			3,345,605			2,632,514		1,947,700
Operating expenses
Research and development expenses			(456,375)			(359,598)		(287,547)
Sales and marketing expenses			(259,040)			(229,295)		(96,159)
General and administrative expenses			(375,958)			(233,086)		(191,288)
Goodwill impairment	[3]		(3,861)			(128,035)
Fair value change of contingent consideration						107,306
Total operating expenses			(1,095,234)			(842,708)		(574,994)
Gain on deconsolidation and disposal of subsidiaries			103,960
Other income			129,504			82,300		6,319
Operating income / (loss)			2,483,835			1,872,106		1,379,025
Share-based compensation			85,282			125,092		109,789
YY Live [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation			9,893			20,932		16,264
YY Live [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation			53,085			52,395		37,833
YY Live [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation			2,781			2,628		2,581
YY Live [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation			19,523			49,137		53,111
YY Live [Member] | Live streaming [Member]
Net revenues
Total net revenues			6,235,249			4,183,533		2,322,008
YY Live [Member] | Online games [Member]
Net revenues
Total net revenues			634,325			771,882		811,699
YY Live [Member] | Membership [Member]
Net revenues
Total net revenues			¥ 284,860			¥ 291,310		¥ 205,199

[1]	For the year ended December 31, 2016, revenue presentation has been changed to live streaming, online games, membership and others, and the revenue presentation for the year ended December 31, 2015 and 2014 has also been retrospectively changed.
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:For the year ended December 31, Note 2014 2015 2016 2016 RMB RMB RMB US$ (Note2(e)) Cost of revenues 18,037 23,963 15,894 2,289 Research and development expenses 54,141 70,951 78,816 11,352 Sales and marketing expenses 2,807 3,283 3,107 448 General and administrative expenses 59,647 87,175 59,469 8,565
[3]	(iii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results. In June 2015, it was noted that 100 Online’s financial and operational performance in the first half year of 2015 was behind the original budget resulting from unexpected fierce market competition and the resignation of a number of key personnel in 100 Online. Accordingly, the Group performed an interim assessment on the goodwill impairment related to 100 Online and recognized an estimated goodwill impairment charge of RMB110,699. Correspondingly, long-term payable amounting to RMB111,547 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment included risk free rate, discount rate and etc. The risk free rate and discount rate were 4.07% and 21.5%, respectively. In the 2015 annual goodwill impairment assessment, the Group has noted further impairment indicator for 100 Online as well as impairment indicator for Beifu as certain key personnel of 100 Online and Beifu resigned in the third quarter of 2015. Based on the result of the annual impairment assessment for 100 Online, an impairment charge of RMB71,390 was recognised and correspondingly, long-term payable amounting to RMB73,618 in relation to the contingent consideration was reversed; For Beifu, an impairment charge of RMB128,035 was recognised and correspondingly, long-term payable amounting to RMB 107,306 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment, included the risk free rate, discount rate and etc. For the goodwill impairment assessment of 100 Online and Beifu, the risk free rate were both 3.85% and the discount rate were 23% and 24.5%, respectively. In December 2016, the Group has identified further impairment indicator for 100 Online as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100 Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively. The above goodwill impairment assessments on 100 Online, Beifu and Bilin Online adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.